June 4, 2014

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re: American Pension Investors Trust, File No.’s 811-04262 & 002-96538

On behalf of American Pension Investors Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information, dated May 30, 2014, that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post Effective Amendment No. 60, which was filed with the U.S. Securities and Exchange Commission on May 30, 2014.

Sincerely,

/s/ David D. Basten

David D. Basten

President & Chairman of the Board